Retirement Benefit Schemes - Summary of Sensitivity Analysis (Details) £ in Millions	Dec. 31, 2017 GBP (£)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year increase	£ 373
1 year decrease	(373)
Rate of Inflation – Increase/(Decrease) of Scheme Liabilities
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
0.25 percentage point increase	191
0.25 percentage point decrease	(179)
Discount Rate – (Decrease)/Increase of Scheme Liabilities
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
0.25 percentage point increase	(363)
0.25 percentage point decrease	£ 384